FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Changes in derivative liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial instruments
Balance at beginning of the period	$ 2,623
Initial recognition of financial liability	7,083	8,055
Fair value adjustments recognized in profit or loss	(8,071)	(1,981)
Balance at end of the period	$ 1,635	$ 6,074